Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstact]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 17 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries, the VIE and the VIE’s subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and the respective profit or loss as “Equity in earnings of subsidiaries and VIE and VIE’s subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not announce nor pay any dividend for the periods presented. As of September 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

JIN MEDICAL INTERNATIONAL LTD. AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	September 30, 2024	September 30, 2023
ASSETS
Current assets
Cash	$231,811	$1,363,617
Short-term investments	4,545,000	5,300,000
Prepaid expenses and other current assets	18,750	60,000
Intercompany receivable	1,260,100	-
Total current assets	6,055,661	6,723,617

Non-current assets
Income from investment in subsidiaries and VIE	12,971,378	8,337,887

Total assets	$19,027,039	$15,061,504

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Accounts payable	$-	$160,000
Due to a related party	137,613	-
Intercompany payable	758,493	758,493
Total liabilities	896,106	918,493

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares and 155,947,100 shares were issued and outstanding as of September 30, 2024 and 2023, respectively*	7,827	7,797
Additional paid-in capital	6,669,334	6,357,369
Retained earnings	11,453,772	7,777,845
Total shareholders’ equity	18,130,933	14,143,011

Total liabilities and shareholders’ equity	$19,027,039	$15,061,504

*	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.

JIN MEDICAL INTERNATIONAL LTD. AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2024	2023	2022
OPERATING EXPENSES
General and administrative expenses	$1,093,510	$587,490	$-

OTHER INCOME
Interest income, net	104,441	27,448	-
Other income, net	31,505	-	-

EQUITY IN EARNINGS OF SUBSIDIARIES	$4,633,491	$3,438,272	$2,706,527

NET INCOME	3,675,927	2,878,230	2,706,527
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$3,675,927	$2,878,230	$2,706,527

JIN MEDICAL INTERNATIONAL LTD. AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,675,927	$2,878,230	$2,706,527
Adjustments to reconcile net cash flows from operating activities:
Short-term investments income	(45,000)	-	-
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(4,633,491)	(3,438,272)	(2,706,527)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	41,250	(60,000)	-
Accrued liabilities and other payables	(160,000)	160,000	-
Net cash used in operating activities	(1,121,314)	(460,042)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for short-term investments	(5,000,000)	(8,933,357)	-
Redemption of short-term investments	5,800,000	3,633,357	-
Due from intercompany	(1,260,100)	(200)	-
Net cash used in investing activities	(460,100)	(5,300,200)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	-	8,000,000	-
Direct costs disbursed from initial public offerings proceeds	-	(1,212,779)	-
Proceeds from exercise of over-allotment option	-	336,638	-
Proceeds from sale of ordinary shares, net of issuance costs	311,995	-	-
Proceeds from amount due to related parties	137,613	-	-
Net cash provided by financing activities	449,608	7,123,859	-

Net (decrease) increase in cash	(1,131,806)	1,363,617	-

CASH, beginning of year	1,363,617	-	-

CASH, end of year	$231,811	$1,363,617	$-